Investments in Companies Accounted for at Equity (Tables)	12 Months Ended
Dec. 31, 2022
Investments in Companies Accounted for at Equity Method [Abstract]
Schedule of Changes in the Carrying Amount of the Company’s Investment in TSG	The following table summarizes the Group’s investments in companies accounted for at equity:
	December 31,
	2022	2021
TSG (Joint venture)	19,459	27,633
Other	1,287	1,267

	$20,746	$28,900

Schedule of Investment in TSG Equity Method	The following table summarizes the balances related to the Company’s investment in TSG in the consolidated statements of financial position:
	December 31,
	2022	2021
Investment in companies accounted for at equity method
Shares	11,291	18,391
Capital note	8,168	9,242
	$19,459	$27,633
Long-term investments and receivables
Dividend preference derivative at fair value through profit or loss	$3,000	$2,023

Schedule of Fair Value of TSG's Dividend Preference Derivative	The following table summarizes the changes in the fair value of TSG’s dividend preference derivative:
	December 31,
	2022	2021
Opening balance	$2,023	$1,707
Increase in fair value recognized in profit or loss	1,221	255
Currency exchange rate in other comprehensive income	(244)	61
Closing balance	$3,000	$2,023

Schedule of the Following Table Summarizes the Changes in the Carrying Amount of the Company’s Investment in TSG	The following table summarizes the changes in the carrying amount of the Company’s investment in TSG:
January 1, 2020	$26,016
Company’s share of profit	1,318
Company’s share of other comprehensive income	(169)
December 31, 2020	$27,165

Company’s share of profit	340
Company’s share of other comprehensive income	128
December 31, 2021	$27,633

Company’s share of profit	(2,027)
Company’s share of other comprehensive income	(3,053)
Adjustments arising from translating financial statements from functional currency to presentation currency	(3,094)
December 31, 2022	$19,459

Schedule of Statement of Financial Position	Summarized statements of financial position of TSG as of December 31, 2021 and 2022:

	December 31,
	2022	2021
Current assets	67,254	47,065
Non-current assets	65,627	27,557
Current liabilities	(33,527)	(25,167)
Non-current liabilities	(69,534)	(6,299)
Net assets	29,820	43,156
Accumulated cost of share-based payment	(1,705)	(1,282)
Total equity attributed to shareholders	$28,115	$41,874
	50%	50%
Share of equity in TSG	14,058	20,937
Excess of fair value over carrying amount	5,401	6,696
Total investment carrying amount	$19,459	$27,633

Schedule of Highlights of TSG Profit or Loss in Accordance	Summarized operating results of TSG for the years ended December 31, 2022, 2021 and 2020:
	Year ended December 31,
	2022	2021	2020
Revenues	69,714	77,035	77,661
Net income	(2,780)	2,104	4,059
Other comprehensive income	(6,107)	255	(338)

Total comprehensive income	(8,887)	2,359	3,721

Company’s share in TSG	50%	50%	50%
	(4,444)	1,180	1,861
Amortization of excess cost of intangible assets net of tax	(637)	(712)	(712)
Company’s share of total comprehensive income	(5,081)	468	1,149

Company’s share of other comprehensive income	(3,053)	128	(169)
Company’s share of profit	(2,027)	340	1,318
	(5,081)	468	1,149